EMPLOYEE BENEFIT PLANS (Details 17) $ in Millions	Dec. 31, 2018 COP ($)
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Increase Level [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	95
Decrease Level [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 91
Actuarial assumption of discount rates [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 90
Effect on DBO Decrease	$ 95
Actuarial assumption of discount rates [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member] | Increase Level [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.50%
Effect on DBO Increase	$ 90
Actuarial assumption of discount rates [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member] | Decrease Level [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	2.50%
Actuarial assumption of expected rates of salary increases [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 94
Effect on DBO Decrease	$ 91
Actuarial assumption of expected rates of salary increases [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member] | Increase Level [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.50%
Actuarial assumption of expected rates of salary increases [member] | Senior Management Pension Plan Premium [Member] | Banistmo S.A. [Member] | Decrease Level [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	3.50%
Effect on DBO Increase	$ 94